Prospectus Supplement	233310/06

dated March 31, 2006 to

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

Prospectuses dated December 30, 2005

In the section “Who manages the fund?” the information under the sub-heading “Investment Management teams” is replaced with the following:

Investment management team. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Small- and Mid-Cap Core Team manage the fund's investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund's Portfolio Leader and Portfolio Members coordinate the team's efforts related to the fund and are primarily responsible for the day-to-day management of the fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the fund.

			Positions Over Past Five Years
Portfolio Leader	Joined Fund	Employer

Joseph Joseph	1999	Putnam Management	Chief Investment Officer, U.S. and International
		1994 – Present	Small and Mid Cap Core Teams
			Previously, Director, Global Equity Research
			Team

Portfolio			Positions Over Past Five Years
Members	Joined Fund	Employer

Randy Farina	2004	Putnam Management	Portfolio Manager
		1997 – Present	Previously, Analyst

John Ferry	2004	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Quantitative Analyst

Karan Sodhi	2004	Putnam Management	Portfolio Manager
		2000 – Present	Previously, Analyst

Franz Valencia	2006	Putnam Management	Portfolio Manager
		2002 – Present	Previously, Research Associate
		Fidelity Investments	Technical Research Chartist
		Prior to 2002

In the section “Who manages the fund?” the information under the sub-heading “Fund ownership” is replaced with the following:

Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

		$0	$1 –	$10,001 -	$50,001 -	$100,001-	$500,001-	$1,000,001
	Year		$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Joseph Joseph	2005							*

Portfolio Leader	2004							*

Randy Farina	2005					*

Portfolio Member	N/A

John Ferry	2005				*

Portfolio Member	2004	*

Karan Sodhi	2005			*

Portfolio Member	N/A

Franz Valencia	N/A

Portfolio Member	N/A

Mr. Valencia, who joined the fund’s management team after the end of its fiscal year, did not own any fund shares as of February 28, 2006.

N/A indicates that the individual became a Portfolio Leader or Portfolio Member after the reporting date.